Themes Lithium & Battery Metal Miners ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Materials - 99.5%(a)
Albemarle Corp.	379	$32,624
Altius Minerals Corp.	325	6,019
American Lithium Corp. (b)	1,220	467
AMG Critical Materials NV	379	5,457
Arcadium Lithium PLC (b)	6,289	32,263
Atlantic Lithium Ltd. (b)	6,427	1,364
Atlas Lithium Corp. (b)	611	3,868
Beijing Easpring Material Technology Co. Ltd. - Class A	2,900	16,003
Canada Nickel Co., Inc. (b)	854	547
Chalice Mining Ltd. (b)	9,088	6,216
Core Lithium Ltd. (b)	90,443	4,982
Energy Fuels, Inc./Canada (b)	952	4,884
Eramet SA	349	19,576
Ganfeng Lithium Group Co. Ltd. - Class A	2,400	11,511
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	1,000	6,194
GEM Co. Ltd. - Class A	19,200	17,177
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	7,116	19,225
IGO Ltd.	6,434	18,996
ioneer Ltd. (b)	40,171	3,978
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	6,000	12,873
Latin Resources Ltd. (b)	101,230	10,025
Liontown Resources Ltd. (b)	38,809	12,611
Lithium Americas Argentina Corp. (b)	1,784	4,691
Lithium Americas Corp. (b)	5,954	17,811
Mineral Resources Ltd.	511	10,833
Ningbo Shanshan Co. Ltd. - Class A	5,500	5,614
Patriot Battery Metals, Inc. (b)	1,755	4,273
Piedmont Lithium, Inc. (b)	1,650	14,421
Pilbara Minerals Ltd. (b)	19,847	26,902
Sayona Mining Ltd. (b)	288,400	4,820
Shanghai Putailai New Energy Technology Co. Ltd. - Class A	4,100	8,937
Shenzhen Capchem Technology Co. Ltd. - Class A	2,300	11,797
Shin-Etsu Chemical Co. Ltd.	700	23,560
Sichuan Yahua Industrial Group Co. Ltd. - Class A	5,200	8,335
Sigma Lithium Corp. (b)	85	951
Sociedad Quimica y Minera de Chile SA - ADR	304	11,053
Standard Lithium Ltd. (b)	1,381	1,998
Sumitomo Metal Mining Co. Ltd.	500	11,481
Syrah Resources Ltd. (b)	27,649	3,508
Talga Group Ltd. (b)	6,808	1,854
Tianqi Lithium Corp. - Class A	4,700	21,249
Umicore SA	616	6,352
Vulcan Energy Resources Ltd. (b)	1,603	5,308
Xiamen Tungsten Co. Ltd.	2,800	7,392
Youngy Co. Ltd. - Class A	3,100	13,548
Zhejiang Huayou Cobalt Co. Ltd. - Class A	4,100	16,435
		489,983
TOTAL COMMON STOCKS (Cost $506,918)		489,983

SHORT-TERM INVESTMENTS - 10.7%		Value
Money Market Funds - 10.7%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	52,868	52,868
TOTAL SHORT-TERM INVESTMENTS (Cost $52,868)		52,868

TOTAL INVESTMENTS - 110.2% (Cost $559,786)		542,851
Liabilities in Excess of Other Assets - (10.2)%		(50,215)
TOTAL NET ASSETS - 100.0%		$492,636
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Lithium & Battery Metal Miners ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$489,983	$–	$–	$489,983
Money Market Funds	52,868	–	–	52,868
Total Investments	$542,851	$–	$–	$542,851

Refer to the Schedule of Investments for further disaggregation of investment categories.